UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2538
                                    --------

                           Touchstone Investment Trust
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               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
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(Address of principal executive offices)               (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    --------------
Date of fiscal year end:      09/30
                           ----------------------------------
Date of reporting period:   12/31/09
                           ----------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

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Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund -- December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 45.8%
$   135,000   AES Corp, 8.000%, 10/15/17                            $    138,544
    230,000   Allied Waste North America,
                 6.125%, 2/15/14                                         233,998
    345,000   American Express Credit Corp,
                 5.875%, 5/2/13                                          370,240
    270,000   American Water Capital Corp,
                 6.593%, 10/15/37                                        271,786
    295,000   Anheuser-Busch Inbev, 144a,
                 8.200%, 1/15/39                                         373,028
    135,000   Apria Healthcare Group I, 144a,
                 11.250%, 11/1/14                                        148,163
    135,000   Aramark Services Inc, 8.500%, 2/1/15                       139,050
    325,000   Arcelormittal, 5.375%, 6/1/13                              342,957
    300,000   AT&T Inc, 6.550%, 2/15/39                                  316,099
     90,000   Atlas Energy Operating Company
                 LLC, 12.125%, 8/1/17                                    102,150
    245,000   Avalonbay Communities,
                 5.750%, 9/15/16                                         250,923
    265,000   BAE Systems Holdings Inc, 144a,
                 6.400%, 12/15/11                                        281,443
    275,000   Bank of America Corp,
                 7.375%, 5/15/14                                         312,046
    135,000   Basic Energy Services,
                 11.625%, 8/1/14                                         144,450
    305,000   Brandywine Operating Partnership,
                 5.400%, 11/1/14                                         284,976
     27,000   Cascades Inc, 144a, 7.750%, 12/15/17                        27,270
    275,000   Caterpillar Financial Services
                 Corp, 5.450%, 4/15/18                                   286,434
     90,000   Cellu Tissue Holdings, 11.500%, 6/1/14                      99,900
    225,000   Cenovus Energy Inc, 144a,
                 4.500%, 9/15/14                                         232,256
    320,000   Centerpoint Energy Inc,
                 5.950%, 2/1/17                                          317,386
     60,000   Cequel Communications
                 Holdings, 144a, 8.625%, 11/15/17                         60,600
    250,000   Citigroup Inc, 5.500%, 4/11/13                             259,191
    155,000   Clean Harbors Inc, 7.625%, 8/15/16                         157,131
     16,000   Clear Channel Worldwide Holdings
                 Inc, 144a, 9.250%, 12/15/17                              16,480
      1,000   Clear Channel Worldwide Holdings
                 Inc, 144a, 9.250%, 12/15/17                               1,020
     29,000   Cloud Peak Energy Resources LLC,
                 144a, 8.500%, 12/15/19                                   29,580
    235,000   Comcast Corp, 5.700%, 7/1/19                               246,525
    117,000   Communications & Power Industries
                 Inc, 8.000%, 2/1/12                                     116,561
    135,000   Copano Energy LLC, 8.125%, 3/1/16                          136,350
    380,000   CRH America Inc, 5.300%, 10/15/13                          396,028
     45,000   Cricket Communications,
                 7.750%, 5/15/16                                          44,888
    100,000   CSC Holdings LLC, 144a,
                 8.625%, 2/15/19                                         107,625
    275,000   Deutsche Telecom, 5.375%, 3/23/11                          286,754
    225,000   Electricite De France, 144a,
                 6.500%, 1/26/19                                         252,589
    175,000   Encana Corp, 6.500%, 8/15/34                               187,553
    230,000   Enel Finance International, 144a,
                 6.250%, 9/15/17                                         252,879
    220,000   Federated Retail Holding,
                 5.350%, 3/15/12                                         224,675
    335,000   FedEx Corp, 7.375%, 1/15/14                                380,107
    225,000   FPL Group Capital Inc,
                 6.350%, 10/1/16(a)                                      208,125
    225,000   France Telecom, 4.375%, 7/8/14                             235,116
    415,000   General Electric Capital Corp,
                 5.625%, 5/1/18                                          425,268
    240,000   Goldman Sachs Group Inc,
                 7.500%, 2/15/19                                         279,793
    135,000   HCA Inc, 9.625%, 11/15/16                                  146,137
     50,000   Helix Energy Solutions, 144a,
                 9.500%, 1/15/16                                          51,250
     50,000   Hilcorp Energy, 144a, 7.750%, 11/1/15                       49,000
     75,000   Hilcorp Energy, 144a, 9.000%, 6/1/16                        76,125
    135,000   Holly Energy Partners LP,
                 6.250%, 3/1/15                                          128,925
    135,000   Ingles Markets Inc, 8.875%, 5/15/17                        140,400
    110,000   Intergen NV, 144a, 9.000%, 6/30/17                         114,675
    100,000   Interpublic Group Company,
                 6.250%, 11/15/14                                         96,000
    135,000   Iron Mountain Inc, 8.000%, 6/15/20                         137,025
    330,000   John Deere Capital Corp,
                 5.350%, 4/3/18                                          348,758
    145,000   JP Morgan Chase & Company,
                 6.300%, 4/23/19                                         159,511
    265,000   KeyBank NA, 5.500%, 9/17/12                                274,027
     30,000   Koppers Inc, 144a, 7.875%, 12/1/19                          30,300
    250,000   Kroger Company, 6.800%, 4/1/11                             265,472
     90,000   Macy's Retail Holdings Inc,
                 8.875%, 7/15/15                                          99,225
    125,000   MarkWest Energy Partners, Ser B,
                 8.750%, 4/15/18                                         128,750
     45,000   MetroPCS Wireless, 9.250%, 11/1/14                          45,563
    190,000   Metropolitan Life Global Funding I,
                 144a, 5.125%, 6/10/14                                   201,076
    235,000   Morgan Stanley, 5.625%, 1/9/12                             248,001
     25,000   Navistar International Corp,
                 8.250%, 11/1/21                                          25,625
    210,000   News America Inc, 6.900%, 3/1/19                           236,621
    265,000   NiSource Finance Corp, 6.150%, 3/1/13                      282,160
    350,000   Norfolk Southern Corp, 5.750%, 4/1/18                      370,237
    135,000   NRG Energy Inc, 7.250%, 2/1/14                             136,688
    235,000   Nucor Corp, 5.000%, 6/1/13                                 249,125
    105,000   Petrohawk Energy Corp,
                 10.500%, 8/1/14                                         114,712
    210,000   Plains All American Pipeline LP,
                 6.650%, 1/15/37                                         214,250

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Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 45.8% (CONTINUED)
$   185,000   PPL Energy Supply LLC,
                 6.500%, 5/1/18                                     $    192,899
    135,000   Qwest Communications
                 International Inc, 144a,
                 8.000%, 10/1/15                                         138,712
     40,000   Regency Energy Partners, 144a,
                 9.375%, 6/1/16                                           42,600
     15,000   Reynolds Group ISS, 144a,
                 7.750%, 10/15/16                                         15,337
    330,000   Rio Tinto Finance USA Ltd,
                 6.500%, 7/15/18                                         362,498
    300,000   Roche Holdings Inc, 144a,
                 5.000%, 3/1/14                                          320,951
    235,000   Rockies Express Pipeline LLC, 144a,
                 6.250%, 7/15/13                                         256,758
    275,000   Rogers Wireless Inc, 7.500%, 3/15/15                       321,199
    135,000   RRI Energy Inc, 7.875%, 6/15/17                            132,638
     90,000   RSC Equipment Rental Inc, 144a,
                 10.000%, 7/15/17                                         97,875
    135,000   Sabine Pass Lng LP, 7.250%, 11/30/13                       122,513
    135,000   Sealy Mattress Company, 144a,
                 10.875%, 4/15/16                                        150,187
    180,000   Service Corp International,
                 8.000%, 11/15/21                                        177,300
    250,000   Southern Power Company, Ser D,
                 4.875%, 7/15/15                                         260,204
    225,000   Spectra Energy Capital,
                 8.000%, 10/1/19                                         263,322
     45,000   Sprint Capital Corp, 8.750%, 3/15/32                        42,413
     75,000   Sprint Nextel Corp, 8.375%, 8/15/17                         76,500
    230,000   St Jude Medical Inc, 3.750%, 7/15/14                       232,482
     39,000   StoneMor Cornerstone OSIR, 144a,
                 10.250%, 12/1/17                                         39,682
    165,000   Teachers Insurance & Annuity
                 Assoc, 144a, 6.850%, 12/16/39                           170,567
     75,000   Texas Industries Inc, Ser UNRE,
                 7.250%, 7/15/13                                          73,688
    405,000   Time Warner Cable Inc,
                 6.200%, 7/1/13                                          444,875
    310,000   Time Warner Inc, 6.875%, 5/1/12                            339,370
    140,000   Total Capital SA, 3.125%, 10/2/15                          138,270
    135,000   Valassis Communications,
                 8.250%, 3/1/15                                          134,663
    235,000   Valero Logistics LP, 6.050%, 3/15/13                       247,344
    275,000   Verizon Communications,
                 6.250%, 4/1/37                                          278,909
    330,000   Viacom Inc, 6.250%, 4/30/16                                359,661
     90,000   Virgin Media Finance PLC,
                 8.375%, 10/15/19                                         92,587
    290,000   WEA Finance/WCI Finance, 144a,
                 5.700%, 10/1/16                                         298,242
    275,000   Williams Company Inc Credit
                 Linked Certificates Trust V, 144a,
                 6.375%, 10/1/10                                         279,977
    100,000   Wind Acquisition, 144a,
                 11.750%, 7/15/17                                        109,250
    135,000   Windstream Corp, 8.625%, 8/1/16                            137,362
    350,000   Xstrata Finance Canada Ltd, 144a,
                 5.500%, 11/16/11                                        367,353
--------------------------------------------------------------------------------

              TOTAL CORPORATE BONDS                                 $ 20,065,763
--------------------------------------------------------------------------------

              MORTGAGE-BACKED SECURITIES -- 34.3%
    161,445   Bear Stearns Commercial
                 Mortgage Securities Inc,
                 Ser 2002-TOP6,  Class A1,
                 Pool #BSCMS 2002-TOP6 A1,
                 5.920%, 10/15/36                                        164,416
    875,000   Bear Stearns Commercial Mortgage
                 Securities Inc, Ser 2005-PWR9,
                 Class A4A,  Pool #BSCMS
                 2005-PWR9 A4A, 4.871%, 9/11/42                          838,849
    875,000   Bear Stearns Commercial Mortgage
                 Securities Inc, Ser 2007-PW16,
                 Class A4,  Pool #BSCMS
                 2007-PW16 A4, 5.719%, 6/11/40(a)                        795,349
    135,000   Commercial Mortgage Pass-Thru
                 Certificates, Ser 2005-C6,
                 Class A5A,  Pool #COMM 2005-C6
                 A5A, 5.116%, 6/10/44(a)                                 131,078
    786,362   Countrywide Securities, Ser 2007-S1,
                 Class A5, 6.018%, 1/25/36(a)                            323,506
    208,406   Credit Suisse First Boston Mortgage
                 Securities Corp, Ser 2002-CKN2,
                 Class A2,  Pool #CSFB 2002-CKN2
                 A2, 5.939%, 4/15/37                                     213,864
    550,000   Credit Suisse First Boston Mortgage
                 Securities Corp, Ser 2004-C3,
                 Class A5,  Pool #CSFB 2004-C3 A5,
                 5.113%, 7/15/36(a)                                      544,449
  1,186,487   Credit Suisse First Boston Mortgage
                 Securities Corp, Ser 2005-9,
                 Class 2A1, 5.500%, 10/25/35                           1,004,621
    350,000   CW Capital Cobalt, Ser 2006-C1,
                 Class A4,  Pool #CWCI 2006-C1
                 A4, 5.223%, 8/15/48                                     305,219
  1,300,000   Deutsche Alt-A Securities Inc
                 Mortgage Loan Trust, Ser 2005-3,
                 Class 4A4, 5.250%, 6/25/35                            1,043,785
    212,070   FNMA, Pool #254759,
                 4.500%, 6/1/18                                          221,041
     74,550   FNMA, Pool #765504,
                 4.500%, 2/1/19                                           77,704
    276,026   FNMA, Pool #974401,
                 4.500%, 4/1/23                                          284,510

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Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

              MORTGAGE-BACKED SECURITIES -- 34.3%
              (CONTINUED)
$   330,083   FNMA, Pool #974403,
                 4.500%, 4/1/23                                     $    340,229
  1,140,708   FNMA, Pool #983610,
                 5.000%, 5/1/23                                        1,193,364
    256,608   FNMA, Pool #984256,
                 5.000%, 6/1/23                                          268,453
    309,268   FNMA, Pool #995472,
                 5.000%, 11/1/23                                         323,544
    297,321   FNMA, Pool #995529,
                 5.500%, 11/1/22                                         315,057
    458,099   FNMA, Pool #889734,
                 5.500%, 6/1/37                                          479,978
    255,289   FNMA, Pool #995220,
                 6.000%, 11/1/23                                         273,112
     75,383   FNMA, Pool #561741,
                 7.500%, 1/1/31                                           85,063
     20,662   FNMA, Pool #535290,
                 8.000%, 5/1/30                                           23,690
     23,008   FNMA, Pool #569874,
                 8.000%, 2/1/31                                           26,379
    685,521   FNMA, Pool #988107,
                 5.000%, 8/1/23                                          717,166
  1,000,000   GE Capital Commercial Mortgage
                 Corp, Ser 2002-2A, Class A3,
                 Pool #GECMC 2002-2A A3,
                 5.349%, 8/11/36                                       1,038,226
    474,850   GE Capital Commercial Mortgage
                 Corp, Ser 2004-C1, Class A2,
                 Pool #GECMC 2004-C1 A2,
                 3.915%, 11/10/38                                        477,820
     57,564   GNMA, Pool #G2 8503,
                 3.625%, 9/20/24                                          58,917
      5,362   GNMA, Pool #434792,
                 8.000%, 7/15/30                                           5,837
     44,256   GNMA, Ser 2003-11, Class GJ,
                 Pool #2003-11 GJ,
                 4.000%, 10/17/29                                         45,507
    279,826   JP Morgan Chase Commercial
                 Mortgage Securities Inc,
                 Ser 2006-LDP8, Class A1,
                 Pool #JPMCC 2006-LDP8 A1,
                 5.241%, 5/15/45                                         284,547
    250,176   Merrill Lynch Mortgage Trust,
                 Ser 2003-KEY1, Class A2,
                 Pool #MLMT 2003-KEY1 A2,
                 4.435%, 11/12/35                                        252,198
     50,653   Morgan Stanley Capital I,
                 Ser 2006-HQ8,  Class A1,
                 Pool #MSC 2006-HQ8 A1,
                 5.124%, 3/12/44                                          50,769
  1,000,000   Morgan Stanley Mortgage Loan
                 Trust, Ser 2007-3XS, Class 2A4S,
                 5.963%, 1/25/47                                         552,182
    389,195   Residential Asset Securitization
                 Trust, Ser 2005-A6CB, Class A8,
                 5.500%, 6/25/35                                         212,780
    553,381   Residential Asset Securitization
                 Trust, Ser 2006-A1, Class 1A3,
                 6.000%, 4/25/36                                         397,693
    223,084   Residential Funding Mortgage
                 Securities I, Ser 2006-S2, Class A2,
                 5.750%, 2/25/36                                         150,607
    292,104   Structured Adjustable Rate
                 Mortgage Loan, Ser 2005-23,
                 Class 1A3, 5.450%, 1/25/36(a)                           242,836
    550,381   Structured Asset Securities Corp,
                 Ser 2005-17,  Class 5A1,
                 5.500%, 10/25/35                                        493,537
    334,985   Wachovia Bank Commercial
                 Mortgage Trust, Ser 2006-C28,
                 Class A1,  Pool #WBCMT 2006-C28
                 A1, 5.323%, 10/15/48                                    340,750
    540,292   Washington Mutual Mortgage
                 Pass-Thru Certificates, Ser 2005-9,
                 Class 2A4, 5.500%, 11/25/35                             462,723
--------------------------------------------------------------------------------

              TOTAL MORTGAGE-BACKED SECURITIES                      $ 15,061,355
--------------------------------------------------------------------------------

              U.S. TREASURY OBLIGATIONS -- 15.7%
  3,600,829   U.S. Treasury Inflation Index
                 Note, 3.000%, 7/15/12                                 3,871,452
     65,000   U.S. Treasury Note,
                 1.500%, 7/15/12                                          65,102
  1,505,000   U.S. Treasury Note,
                 1.375%, 10/15/12                                      1,496,534
  1,500,000   U.S. Treasury Note,
                 3.375%, 11/15/19                                      1,442,820
--------------------------------------------------------------------------------

              TOTAL U.S. TREASURY OBLIGATIONS                       $  6,875,908
--------------------------------------------------------------------------------

              TAXABLE MUNICIPAL BOND -- 0.5%
    215,000   California State Taxable UTGO,
                 Ser 2009 5.950%, 4/1/16                            $    217,888
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 6.3%
  2,765,159   Touchstone Institutional
                 Money Market Fund^                                $  2,765,159
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 102.6%
              (Cost $45,866,311)                                   $ 44,986,073

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (2.6%)                              (1,158,039)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                 $ 43,828,034
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of December 31, 2009.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

PLC -- Public Limited Company

UTGO -- Unlimited Tax General Obligation

144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities were valued at $4,592,850 or 10.5% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

VALUATION INPUTS AT REPORTING DATE

DESCRIPTION               LEVEL 1        LEVEL 2         LEVEL 3       TOTAL
--------------------------------------------------------------------------------
Corporate Bonds         $        --    $20,065,763    $        --    $20,065,763
Mortgage-Backed
  Securities                     --     15,061,355             --     15,061,355
U.S. Treasury
  Obligations                    --      6,875,908             --      6,875,908
Investment Fund           2,765,159             --             --      2,765,159
Municipal Bond                   --        217,888             --        217,888
                       ---------------------------------------------------------
                                                                     $44,986,073

See accompanying Notes to Portfolios of Investments.

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Touchstone Investment Trust - Portfolio of Investments
High Yield Fund -- December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                              MARKET
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 98.6%
$   525,000   ACE Hardware Corp, 144a,
                 9.125%, 6/1/16                                     $    555,844
     77,000   AES Corp, 144a, 8.750%, 5/15/13                             78,925
     87,000   AES Corp, 8.000%, 10/15/17                                  89,284
  1,000,000   American Airline Pilot Trust,
                 10.375%, 7/2/19                                       1,125,000
  1,598,000   Apria Healthcare Group I, 144a,
                 11.250%, 11/1/14                                      1,753,805
    750,000   Aramark Services Inc, 8.500%, 2/1/15                       772,500
     30,000   Asbury Automotive Group,
                 7.625%, 3/15/17                                          28,275
    506,000   Asbury Automotive Group,
                 8.000%, 3/15/14                                         497,145
    331,000   Ashtead Capital Inc, 144a,
                 9.000%, 8/15/16                                         331,414
    152,000   Ashtead Holdings PLC, 144a,
                 8.625%, 8/1/15                                          152,760
  1,000,000   Atlas Energy Operating Company
                 LLC, 12.125%, 8/1/17                                  1,135,000
    533,000   Atlas Pipeline Partners,
                 8.750%, 6/15/18                                         471,705
  1,000,000   Axcan Intermediate Holdings,
                 12.750%, 3/1/16                                       1,117,500
    350,000   Axcan Intermediate Holdings,
                 9.250%, 3/1/15                                          377,562
  1,000,000   Basic Energy Services,
                 11.625%, 8/1/14                                       1,070,000
    650,000   Basic Energy Services,
                 7.125%, 4/15/16                                         541,125
  1,250,000   BE Aerospace Inc, 8.500%, 7/1/18                         1,325,000
    650,000   Beazer Homes USA, 6.875%, 7/15/15                          490,750
    578,000   Berry Petroleum Company,
                 8.250%, 11/1/16                                         569,330
    525,000   Browning-Ferris Industries Inc,
                 9.250%, 5/1/21                                          623,351
    652,000   Buckeye Technologies Inc,
                 8.500%, 10/1/13                                         665,855
    400,000   Cascades Inc, 144a, 7.875%, 1/15/20                        406,000
    672,000   Cascades Inc, 144a, 7.750%, 12/15/17                       678,720
  1,000,000   Case New Holland Inc,
                 7.125%, 3/1/14                                        1,015,000
  1,000,000   CC Holdings, 144a, 7.750%, 5/1/17                        1,065,000
    627,000   Cellu Tissue Holdings,
                 11.500%, 6/1/14                                         695,970
     52,000   Cenveo Corp, 7.875%, 12/1/13                                48,100
  1,200,000   Cequel Communications Holdings,
                 144a, 8.625%, 11/15/17                                1,212,000
    205,000   Chesapeake Energy Corp,
                 9.500%, 2/15/15                                         224,987
  1,468,000   Chesapeake Energy Corp,
                 6.500%, 8/15/17                                       1,438,640
  1,630,000   Cincinnati Bell Inc, 7.000%, 2/15/15                     1,609,625
  2,250,000   CIT Group Inc, 7.000%, 5/1/16                            1,980,000
    356,000   Citizens Communications,
                 6.250%, 1/15/13                                         356,890
    286,000   Clean Harbors Inc, 7.625%, 8/15/16                         289,933
     22,000   Clear Channel Worldwide Holdings
                 Inc, 144a, 9.250%, 12/15/17                              22,440
    769,000   Clear Channel Worldwide Holdings
                 Inc, 144a, 9.250%, 12/15/17                             792,070
    496,000   Cloud Peak Energy Resources LLC,
                 144a, 8.500%, 12/15/19                                  505,920
    975,000   Communications & Power
                 Industries Inc, 8.000%, 2/1/12                          971,344
  1,187,000   Community Health Systems,
                 8.875%, 7/15/15                                       1,228,545
    926,000   Connacher Oil & Gas, 144a,
                 10.250%, 12/15/15                                       847,290
    316,000   Copano Energy LLC, 8.125%, 3/1/16                          319,160
    216,000   Cricket Communications,
                 9.375%, 11/1/14                                         217,080
    529,000   Cricket Communications,
                 7.750%, 5/15/16                                         527,677
     78,000   Crown Castle International
                 Corp, 9.000%, 1/15/15                                    83,070
    259,000   CSC Holdings LLC, 144a,
                 8.500%, 6/15/15                                         275,835
  1,096,000   CSC Holdings LLC, 144a,
                 8.625%, 2/15/19                                       1,179,570
  1,500,000   DaVita Inc, 6.625%, 3/15/13                              1,503,750
    310,000   Edison Mission Energy,
                 7.000%, 5/15/17                                         244,900
    917,000   Enterprise Products,
                 7.000%, 6/1/10(a)                                       811,545
    500,000   Enterprise Products Operating
                 LLC, Ser A, 8.375%, 2/1/10(a)                           487,500
    100,000   Expro Finance Luxembourg,
                 8.500%, 12/15/16                                         99,250
    568,000   First Data Corp, 9.875%, 9/24/15                           529,660
    756,000   Fisher Communications Inc,
                 8.625%, 9/15/14                                         724,815
    175,000   Ford Motor Credit Company,
                 7.000%, 10/1/13                                         174,736
    780,000   Ford Motor Credit Company,
                 8.125%, 1/15/20                                         766,505
    420,000   Foundation PA Coal Company,
                 7.250%, 8/1/14                                          425,250
  1,000,000   Frontier Communications,
                 8.125%, 10/1/18                                       1,012,500
    475,000   GCI Inc, 7.250%, 2/15/14                                   470,844
     30,000   General Cable Corp, 7.125%, 4/1/17                          29,475
    250,000   Georgia-Pacific Corp,
                 7.700%, 6/15/15                                         262,500
    740,000   Gibraltar Industries Inc, Ser B,
                 8.000%, 12/1/15                                         706,700
  1,409,000   Gibson Energy, 144a,
                 11.750%, 5/27/14                                      1,528,765

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
High Yield Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                              MARKET
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 98.6% (CONTINUED)
$   322,000   Glencore Funding LLC, 144a,
                 6.000%, 4/15/14                                    $    329,431
    383,000   GMAC LLC, 144a, 6.875%, 9/15/11                            377,255
    688,000   GMAC LLC, 144a, 6.625%, 5/15/12                            674,240
    119,000   Goodyear Tire & Rubber,
                 10.500%, 5/15/16                                        131,495
    711,355   HCA Inc, 9.625%, 11/15/16                                  770,042
    657,000   HCA Inc, 5.750%, 3/15/14                                   617,580
    808,000   Helix Energy Solutions, 144a,
                 9.500%, 1/15/16                                         828,200
    711,000   Hilcorp Energy, 144a, 9.000%, 6/1/16                       721,665
    760,000   Hilcorp Energy, 144a,
                 7.750%, 11/1/15                                         744,800
  1,070,000   Holly Energy Partners LP,
                 6.250%, 3/1/15                                        1,021,850
    466,000   Iasis Healthcare, 8.750%, 6/15/14                          471,825
    384,000   Ingles Markets Inc, 8.875%, 5/15/17                        399,360
  1,000,000   Intelsat Jackson Intel,
                 8.500%, 11/1/19                                       1,030,000
    763,000   Intergen NV, 144a, 9.000%, 6/30/17                         795,427
     90,000   Interpublic Group Company,
                 6.250%, 11/15/14                                         86,400
  1,127,000   Interpublic Group Company,
                 10.000%, 7/15/17                                      1,250,970
    266,000   Invacare Corp, 9.750%, 2/15/15                             277,305
  1,000,000   Iron Mountain Inc, 8.000%, 6/15/20                       1,015,000
    155,000   Iron Mountain Inc, 8.375%, 8/15/21                         160,038
    491,000   Jarden Corp, 7.500%, 5/1/17                                489,772
    500,000   Jarden Corp, 8.000%, 5/1/16                                516,250
    554,000   Koppers Inc, 144a, 7.875%, 12/1/19                         559,540
    348,000   Lamar Media Corp, Ser B,
                 6.625%, 8/15/15                                         334,080
     54,000   Lamar Media Corp, 9.750%, 4/1/14                            59,602
    116,000   Lamar Media Corp, 6.625%, 8/15/15                          112,520
     45,000   Lamar Media Corp, 7.250%, 1/1/13+                           44,887
  1,000,000   M/I Homes Inc, 6.875%, 4/1/12                              942,500
  1,125,000   MarkWest Energy Partners, Ser B,
                 8.750%, 4/15/18                                       1,158,750
    750,000   Massey Energy Company,
                 6.875%, 12/15/13                                        749,062
    500,000   Meritage Homes Corp,
                 6.250%, 3/15/15                                         460,000
    439,000   MetroPCS Wireless, 9.250%, 11/1/14                         444,488
    600,000   MetroPCS Wireless, 9.250%, 11/1/14                         607,500
    361,000   Moog Inc, 7.250%, 6/15/18                                  348,816
    614,000   Mueller Water Products, 7.375%, 6/1/17                     567,950
    497,000   Navistar International Corp,
                 8.250%, 11/1/21                                         509,425
    450,000   Nextel Communications Inc,
                 Ser E, 6.875%, 10/31/13                                 436,500
    169,000   North American Energy, 144a,
                 10.875%, 6/1/16                                         179,563
    949,000   Novelis Inc, 7.250%, 2/15/10                               903,922
    870,000   NRG Energy Inc, 7.250%, 2/1/14                             880,875
    850,000   Overseas Shipholding Group,
                 8.750%, 12/1/13                                         889,312
    375,000   Owens-Brockway, 7.375%, 5/15/16                            387,188
     40,000   PE Paper Escrow, 144a,
                 12.000%, 8/1/14                                          44,200
    468,000   Petrohawk Energy Corp,
                 10.500%, 8/1/14                                         511,290
    750,000   Petrohawk Energy Corp,
                 7.875%, 6/1/15                                          757,500
    534,000   PNM Resources Inc, 9.250%, 5/15/15                         561,368
    370,000   PolyOne Corp, 8.875%, 5/1/12                               381,100
    341,000   PPF Funding Inc, 144a,
                 5.700%, 4/15/17                                         251,172
  1,000,000   Puget Sound Energy Inc, Ser A,
                 6.974%, 6/1/10(a)                                       880,780
    167,000   Quebecor Media (Senior Notes),
                 7.750%, 3/15/16                                         166,582
    805,000   Quebecor Media (Senior
                 Unsecured Notes), 7.750%, 3/15/16                       802,988
    699,000   QVC Inc, 144a, 7.500%, 10/1/19                             712,980
  1,500,000   Qwest Communications,
                 7.500%, 2/15/14                                       1,505,625
    250,000   Qwest Corp, 7.500%, 10/1/14                                259,687
    728,000   Regency Energy Partners, 144a,
                 9.375%, 6/1/16                                          775,320
    468,000   Regency Energy Partners,
                 8.375%, 12/15/13                                        484,380
    633,000   Res-Care Inc, 7.750%, 10/15/13                             629,835
    110,000   Reynolds Group ISS, 144a,
                 7.750%, 10/15/16                                        112,475
    128,000   RRI Energy Inc, 7.625%, 6/15/14                            126,720
    305,000   RSC Equipment Rental Inc, 144a,
                 10.000%, 7/15/17                                        331,687
  1,723,000   Sabine Pass Lng LP, 7.250%, 11/30/13                     1,563,622
    742,000   Sealed Air Corp, 144a,
                 7.875%, 6/15/17                                         790,350
    226,000   Sealy Mattress Company,
                 8.250%, 6/15/14                                         226,000
     38,000   Sealy Mattress Company, 144a,
                 10.875%, 4/15/16                                         42,275
  1,197,000   Sensata Technologies BV,
                 8.000%, 5/1/14                                        1,173,060
  1,500,000   Service Corp International,
                 8.000%, 11/15/21                                      1,477,500
    158,000   Service Corp International,
                 7.000%, 6/15/17                                         153,260
    556,000   Solo Cup Company, 144a,
                 10.500%, 11/1/13                                        592,140
    300,000   Sprint Capital Corp, 7.625%, 1/30/11                       307,125
  1,385,000   Sprint Nextel Corp, 8.375%, 8/15/17                      1,412,700
    450,000   Steel Dynamics Inc, 7.375%, 11/1/12                        463,500
    839,000   Steel Dynamics Inc, 6.750%, 4/1/15                         831,659
    395,000   Stena AB, 7.000%, 12/1/16                                  348,588

--------------------------------------------------------------------------------
TOUCHSTONE INVESTMENT TRUST - PORTFOLIO OF INVESTMENTS
HIGH YIELD FUND (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                              MARKET
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 98.6% (CONTINUED)
$   500,000   Stena AB, 7.500%, 11/1/13                             $    481,250
    350,000   Stewart Enterprises, 6.250%, 2/15/13                       340,813
    806,000   StoneMor Cornerstone OSIR,
                 144a, 10.250%, 12/1/17                                  820,105
    379,000   Sungard Data Systems Inc,
                 4.875%, 1/15/14                                         353,417
    613,000   Talecris Biotherapeutics Holdings
                 Corp, 144a, 7.750%, 11/15/16                            622,195
    719,000   Targa Resource Partners,
                 8.250%, 7/1/16                                          712,709
    886,000   Targa Resource Partners, 144a,
                 11.250%, 7/15/17                                        975,707
    112,000   Teck Resources Limited,
                 10.250%, 5/15/16                                        130,480
    313,000   Teck Resources Limited,
                 10.750%, 5/15/19                                        374,035
    750,000   Tenneco Inc, Ser B, 10.250%, 7/15/13                       775,313
    462,000   Texas Industries Inc, Ser UNRE,
                 7.250%, 7/15/13                                         453,915
     38,000   Texas Industries Inc, 7.250%, 7/15/13                       37,335
     64,000   TransDigm Inc, 144a, 7.750%, 7/15/14                        64,960
    856,000   United Auto Group Inc,
                 7.750%, 12/15/16                                        828,180
    663,000   United Refining Company, Ser 2,
                 10.500%, 8/15/12                                        624,878
    125,000   United Rentals North America,
                 10.875%, 6/15/16                                        135,938
    518,000   Universal Hospital Services FRN,
                 3.859%, 6/1/10(a)                                       436,415
    395,000   US Concrete Inc, 8.375%, 4/1/14                            237,494
    331,000   Valassis Communications,
                 8.250%, 3/1/15                                          330,173
     52,000   Ventas Realty LP, 7.125%, 6/1/15                            52,000
    453,000   Viasat Inc, 144a, 8.875%, 9/15/16                          466,590
     75,000   Videotron Ltee, 6.875%, 1/15/14                             75,375
     25,000   Virgin Media Finance PLC,
                 8.750%, 4/15/14                                          25,812
    834,000   Virgin Media Finance PLC, Ser 1,
                 9.500%, 8/15/16                                         895,508
    429,000   Visant Holding Corp, 8.750%, 12/1/13                       440,798
  1,125,000   Wind Acquisition, 144a,
                 11.750%, 7/15/17                                      1,229,063
    441,000   Windstream Corp, 8.125%, 8/1/13                            457,537
    101,000   WMG Acquisition Corp,
                 7.375%, 4/15/14                                          97,591
  1,375,000   Wyndham Worldwide,
                 9.875%, 5/1/14                                        1,528,556
--------------------------------------------------------------------------------

              TOTAL CORPORATE BONDS                                 $ 97,508,686
--------------------------------------------------------------------------------

                                                                        MARKET
   SHARES                                                               VALUE
--------------------------------------------------------------------------------

              PREFERRED STOCK -- 0.2%
        227   GMAC LLC 144a, 7.00%                                  $    149,622
--------------------------------------------------------------------------------

              INVESTMENT FUNDS -- 0.5%
     47,000   Invesco AIM Liquid Assets Portfolio**                       47,000
    486,596   Touchstone Institutional
                 Money Market Fund^                                      486,596
--------------------------------------------------------------------------------

              TOTAL INVESTMENT FUNDS                                $    533,596
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 99.3%
              (Cost $95,950,165)                                    $ 98,191,904

              OTHER ASSETS IN EXCESS
              OF LIABILITIES -- 0.7%                                     657,775
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                  $ 98,849,679
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of December 31, 2009.

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $44,439.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

FRN -- Floating Rate Note

PLC -- Public Limited Company

144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities were valued at $24,577,320 or 24.9% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

VALUATION INPUTS AT REPORTING DATE

DESCRIPTION                LEVEL 1       LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Corporate Bonds         $        --    $97,508,686    $        --    $97,508,686
Investment Funds            533,596             --             --        533,596
Preferred Stock             149,622             --             --        149,622
                        --------------------------------------------------------
                                                                     $98,191,904

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund -- December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                              MARKET
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 32.1%
$ 8,370,000   Bath Technology, (LOC: Bank of
                 America N.A.) Ser 1997,
                 0.400%, 1/7/10                                     $  8,370,000
    750,000   Bear Stearns Company (JPM),
                 4.550%, 6/23/10                                         764,566
    171,000   Bellsouth Corp (AT&T),
                 7.750%, 2/15/10                                         172,424
  1,560,000   Blossom Hill Development,
                 (LOC: US Bank N.A.) Ser 2001,
                 1.200%, 1/7/10                                        1,560,000
  1,600,000   BP Capital Markets PLC FRN,
                 4.880%, 3/15/10                                       1,613,992
  1,205,000   Burgess & Niple Limited, (LOC:
                 National City Bank)
                 0.600%, 1/7/10                                        1,205,000
  1,430,000   Canada Mortgage & Housing,
                 3.880%, 4/1/10                                        1,440,170
  1,630,000   Caterpillar Financial Services
                 Corp, 4.150%, 1/15/10                                 1,631,946
  1,200,000   CFM International Inc, (GTD:
                 General Electric) Ser 99-A,
                 0.350%, 1/1/10                                        1,200,000
    275,000   Connelly/Brueshaber Partnership,
                 (LOC: US Bank N.A.) Ser 2000,
                 1.200%, 1/7/10                                          275,000
  1,040,000   ConocoPhillips, 8.750%, 5/25/10                          1,074,906
  1,350,000   Credit Suisse FB USA Inc,
                 4.875%, 8/15/10                                       1,381,509
  6,005,000   Credit Suisse FB USA Inc,
                 4.125%, 1/15/10                                       6,012,580
  5,540,000   Crystal Clinic, (LOC: FHLB)
                 1.000%, 1/7/10                                        5,540,000
  1,430,000   Deutsche Bank AG London,
                 5.000%, 10/12/10                                      1,477,424
  4,585,000   E.I. du Pont de Nemours &
                 Company, 4.125%, 4/30/10                              4,636,706
    380,000   Export Development Canada,
                 4.625%, 4/1/10                                          383,431
  1,135,000   Farley Investment Property,
                 (LOC: US Bank N.A.)
                 1.200%, 3/1/18                                        1,135,000
  8,655,000   General Electric Capital Corp,
                 7.375%, 1/19/10                                       8,680,274
  1,900,000   Goldman Sachs Group Inc FRN,
                 0.460%, 3/2/10                                        1,896,989
    500,000   Hopewell Development Company,
                 (LOC: National City Bank)
                 0.600%, 1/7/10                                          500,000
  1,330,000   Laurel Grocery Company LLC,
                 (LOC: US Bank N.A.) Ser 2003,
                 1.200%, 1/7/10                                        1,330,000
  3,860,000   Lowel Family LLC, (LOC: LaSalle
                 Bank N.A.) 0.400%, 1/7/10                             3,860,000
  5,350,000   Mellon Funding Corp,
                 6.375%, 2/15/10                                       5,377,173
  1,000,000   Meyer Cookware Industies,
                 (LOC: Wells Fargo Bank N.A.)
                 Ser 1999, 0.600%, 1/6/10                              1,000,000
  2,745,000   Neltner Properties LLC, (LOC: US
                 Bank N.A.) Ser 1999,
                 1.200%, 1/7/10                                        2,745,000
  1,180,000   New Belgium Brewery Company,
                 (LOC: Wells Fargo Bank N.A.)
                 Ser 2000, 0.400%, 1/7/10                              1,180,000
  9,139,000   NSTAR, 8.000%, 2/15/10                                   9,203,376
  2,045,000   Oakland-Alameda Co CA
                 Coliseum Auth Lease Rev,
                 (LOC: Bank of New York) Ser A-2,
                 Class D, 0.360%, 1/6/10                               2,045,000
  1,910,000   Old Hickory -TN/AHPC, (LOC:
                 Wachovia Bank)
                 0.380%, 1/7/10                                        1,910,000
  2,224,000   Progress Industrial Properties,
                 (Confirming LOC: FHLB)
                 1.000%, 1/7/10                                        2,224,000
  1,485,000   QC Reprographics Inc, (LOC: US
                 Bank N.A.) 1.200%, 1/7/10                             1,485,000
  1,000,000   Royal Bank of Canada,
                 4.125%, 1/26/10                                       1,002,527
  7,905,000   Sierra Land Company LLC,
                 (LOC: FHLB) 0.650%, 1/7/10                            7,905,000
  2,405,000   SPG Capital LLC, (LOC: LaSalle
                 Bank N.A.) 0.400%, 1/7/10                             2,405,000
  1,610,000   Springside Corp Exchange, (LOC:
                 US Bank N.A.) 0.500%, 1/7/10                          1,610,000
    545,000   Toyota Motor Credit Corp,
                 4.250%, 3/15/10                                         549,285
    350,000   Toyota Motor Credit Corp FRN,
                 0.290%, 1/7/10                                          349,521
    250,000   US Bancorp, 0.680%, 2/6/10                                 250,320
    330,000   US Bancorp, 0.660%, 3/4/10                                 329,988
    210,000   Wachovia Corp, 4.375%, 6/1/10                              213,112
    450,000   Wal-Mart Stores Inc,
                 4.125%, 7/1/10                                          458,469
    550,000   Wal-Mart Stores Inc,
                 4.750%, 8/15/10                                         564,599
  4,645,000   Wal-Mart Stores Inc,
                 4.000%, 1/15/10                                       4,650,408
  4,476,000   Wells Fargo & Company,
                 4.200%, 1/15/10                                       4,479,954
  4,535,000   Wells Fargo & Company,
                 4.625%, 8/9/10                                        4,631,224
  2,000,000   Wells Fargo Bank N.A., Ser AI,
                 7.550%, 6/21/10                                       2,056,865
    950,000   West Point Market Inc, (LOC: FHLB)
                 Ser 2000, 1.050%, 1/7/10                                950,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                              MARKET
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 32.1% (CONTINUED)
$ 2,540,000   XII West Maple St LLC, (LOC:
                 LaSalle Bank N.A.)
                 0.400%, 1/7/10                                     $  2,540,000
--------------------------------------------------------------------------------

              TOTAL CORPORATE BONDS                                 $118,257,738
--------------------------------------------------------------------------------

              MUNICIPAL BONDS -- 8.0%
  2,600,000   AMP OH Elec Rev UTGO BANS,
                 Class B, 2.000%, 10/28/10                             2,610,685
  1,000,000   Butler Cnty OH LTGO BANS,
                 1.650%, 2/5/10                                        1,000,000
  2,000,000   Columbus IN Sch Bldg Corp
                 Rev BANS,Ser 2009,
                 2.000%, 3/1/10                                        2,000,000
  1,000,000   Franklin Co OH Spl Oblig BANS,
                 3.100%, 3/12/10                                       1,003,036
    900,000   Gahanna-Jefferson CSD OH
                 UTGO BANS,3.000%, 3/10/10                               900,827
    575,000   Jeffersonville IN UTGO BANS,Ser
                 2009, 2.000%, 9/23/10                                   575,000
  5,200,000   Ramapo NY UTGO BANS,
                 Class B, 2.000%, 12/15/10                             5,230,809
 12,500,000   TX St Veterans Hsg Assist UTGO,
                 Ser 1994, 0.330%, 1/6/10                             12,500,000
  3,800,000   Woodbridge CT UTGO BANS,
                 2.000%, 8/26/10                                       3,804,120
--------------------------------------------------------------------------------

              TOTAL MUNICIPAL BONDS                                 $ 29,624,477
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.5%
    500,000   FHLB, 0.523%, 3/30/10                                      499,364
    300,000   FHLB, 1.050%, 2/17/10                                      300,345
    500,000   FHLB, 4.030%, 2/23/10                                      502,682
    800,000   FHLB, 4.750%, 8/13/10                                      820,864
    160,000   FHLB, 4.765%, 4/13/10                                      161,847
    700,000   FHLB, 4.875%, 3/12/10                                      706,037
    250,000   FHLMC, 2.875%, 4/30/10                                     251,875
    297,000   FNMA, 3.625%, 5/28/10                                      300,630
    160,000   FNMA, 4.125%, 5/12/10                                      161,982
    600,000   FNMA, 4.250%, 1/19/10                                      601,153
    250,000   FNMA, 4.300%, 2/17/10                                      251,313
  3,945,455   Overseas Private Investment
                 Corp , 0.060%, 1/6/10                                 3,945,455
  2,500,000   Overseas Private Investment
                 Corp , Ser a,0.160%, 1/6/10                           2,500,000
 12,903,000   Overseas Private Investment
                 Corp , 0.160%, 1/6/10                                12,903,000
  8,000,000   Overseas Private Investment
                 Corp , 0.016%, 1/7/10                                 8,000,000
  3,000,000   Overseas Private Investment
                 Corp , 0.220%, 1/6/10                                 3,000,000
--------------------------------------------------------------------------------

              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                      34,906,547
--------------------------------------------------------------------------------

              CERTIFICATES OF DEPOSITS/
              TIME DEPOSITS -- 8.1%
 18,255,000   BNP Paribas Finance Inc,
                 0.020%, 1/4/10                                       18,255,000
 11,400,000   Rabobank Nederland,
                 5.000%, 5/25/10                                      11,584,743
--------------------------------------------------------------------------------

              TOTAL CERTIFICATES OF DEPOSITS/
              TIME DEPOSITS                                         $ 29,839,743
--------------------------------------------------------------------------------

              COMMERCIAL PAPER -- 2.4%
  9,000,000   Toyota Motor Credit Corp
                 CP, %, 1/4/10                                      $  8,999,880
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 39.2%
    663,000   Alameda Co CA IDA Rev
                 (Oakland Pallet Inc), (LOC:
                 Comerica Bank) Ser 2008,
                 0.550%, 1/7/10                                          663,000
  2,200,000   Allen Co OH Hosp Facs Rev,
                 (LOC: Bank of America N.A.)
                 Ser 2008 A, 0.230%, 1/1/10                            2,200,000
  4,150,000   Andrew W Mellon Foundation NY,
                 Ser 2008, 0.330%, 1/7/10                              4,150,000
  5,650,000   Arlington Cnty VA IDA Rev, (LOC:
                 Bank of America N.A.) Ser 2005,
                 0.280%, 1/6/10                                        5,650,000
  2,040,000   Auburn ME Rev, (LOC: TD Bank N.A.)
                 Ser 2001, 0.700%, 1/6/10                              2,040,000
  3,128,000   CHS Properties Inc, (LOC: Wachovia
                 Bank) Ser 2006, 0.280%, 1/7/10                        3,128,000
  2,200,000   Cincinnati Christ University, (LOC:
                 US Bank N.A.) 1.500%, 1/7/10                          2,200,000
  3,470,000   CO Health Facs Auth Rev, (LOC:
                 LaSalle Bank N.A.) Ser 2004,
                 0.550%, 1/7/10                                        3,470,000
    170,000   CO HFA EDR, (LOC: JP Morgan
                 Chase Bank) Ser 2005 B,
                 0.800%, 1/7/10                                          170,000
  1,000,000   Corp Finance Managers, (LOC:
                 Wells Fargo Bank N.A.)
                 0.240%, 1/7/10                                        1,000,000
  2,000,000   Dade Cnty FL IDA,Ser 1993,
                 0.100%, 1/1/10                                        2,000,000
  1,000,000   Dayton Wheels Concepts,
                 (LOC: National City Bank)
                 0.330%, 1/7/10                                        1,000,000
  1,600,000   Douglas Co GA Dev Auth LLC,
                 (LOC: Wells Fargo Bank N.A.)
                 Ser 2007, 0.290%, 1/7/10                              1,600,000
 10,810,000   Driftwood Landing Corp, (LOC:
                 National City Bank)
                 0.330%, 1/7/10                                       10,810,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                              MARKET
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 39.2%
              (CONTINUED)
$ 4,440,000   First Church of Christ Inc Ser 06A,
                 (LOC: FHLB) Ser 06A,
                 1.200%, 1/7/10                                     $  4,440,000
  2,745,000   First Church of Christ Inc Ser 06B,
                 (LOC: FHLB) Ser 06B,
                 1.200%, 1/7/10                                        2,745,000
    400,000   FL HFC Rev (Waterford Pointe),
                 (LOC: FNMA) Ser 2000,
                 0.450%, 1/7/10                                          400,000
  1,000,000   French Lick IN EDR, (LOC: National
                 City Bank) Ser 2008,
                 0.430%, 1/7/10                                        1,000,000
  1,160,000   Green St Surgery Center, (LOC:
                 National City Bank) Ser 2003,
                 0.600%, 1/7/10                                        1,160,000
  3,190,000   Helmholdt Capital LLC, (LOC: FHLB)
                 0.600%, 1/7/10                                        3,190,000
  2,200,000   Jacksonville FL Health Auth Hosp
                 Facs Rev, (LOC: Bank of America
                 N.A.) Ser 2003 A, 0.080%, 1/1/10                      2,200,000
  2,010,000   Kenwood Lincoln Mercury, (LOC:
                 National City Bank) Ser 2000,
                 0.253%, 1/7/10                                        2,010,000
  1,600,000   KS St Dev Fin Auth Rev, (LOC: FHLB)
                 Ser 2002, 0.430%, 1/7/10                              1,600,000
  2,355,000   LA Loc Govt Envir Facs CDA Rev,
                 (LOC: LaSalle Bank N.A.) Ser 2007,
                 1.000%, 1/7/10                                        2,355,000
  4,400,000   Mason City Clinic, (LOC: Wells Fargo
                 Bank N.A.) Ser 1992, 0.380%, 1/6/10                   4,400,000
  2,655,000   Metropolitan Govt Nashville &
                 Davidson TN, (LOC: FHLB) Ser 2006,
                 0.380%, 1/7/10                                        2,655,000
  7,600,000   Miami-Dade Co FL IDA IDR (Dolphin
                 Stadium Pj), (LOC: Societe
                 Generale) 0.340%, 1/6/10                              7,600,000
  1,865,000   Miarko Inc, (LOC: PNC Bank N.A.)
                 0.330%, 1/7/10                                        1,865,000
  4,200,000   Midwestern Univ Ill Ed Ln, (LOC:
                 Royal Bank of Canada)
                 0.300%, 1/7/10                                        4,200,000
  3,787,000   Mill St Village LLC, (LOC: FHLB)
                 0.720%, 1/7/10                                        3,787,000
  8,300,000   MS Business Financial Corp Solid
                 Waste Disp Rev (Southern Co),
                 Ser 1998, 0.090%, 1/1/10                              8,300,000
  1,285,000   NH St Business Fin Auth Rev (Alice
                 Peck Day - B), (LOC: TD Banknorth
                 N.A.) Ser 2007, 0.290%, 1/7/10                        1,285,000
  5,320,000   Northwestern University, (LOC:
                 Bank of America N.A.)
                 0.600%, 1/7/10                                        5,320,000
  1,990,000   Odendton Baptist Church, (LOC:
                 PNC Bank N.A.) 0.450%, 1/7/10                         1,990,000
  2,200,000   OH St Higher Ed Fac Rev (Case
                 Western), (SPA: Landesbank
                 Heeson-Thuringen) Ser 2002,
                 0.100%, 1/1/10                                        2,200,000
  2,195,000   OH St Solid Waste Rev,Ser 2002,
                 0.100%, 1/1/10                                        2,195,000
  1,570,000   OH St Solid Waste Rev (BP PLC),
                 Ser 1999, 0.100%, 1/1/10                              1,570,000
    200,000   Platte Co MO IDA Rev (Complete
                 Home), (LOC: US Bank N.A.)
                 Ser 2007, 0.380%, 1/7/10                                200,000
    600,000   Polk Co FL IDA IDR (Metromont
                 Corp), (LOC: Wells Fargo Bank
                 N.A.) Ser 2007, 0.290%, 1/7/10                          600,000
    835,000   Riverview Medical Office, (LOC:
                 National City Bank) Ser 1997,
                 0.330%, 1/7/10                                          835,000
  5,300,000   Roman Catholic Bishop San Jose,
                 (LOC: Allied Irish Bank) Ser 2005,
                 2.550%, 6/1/35                                        5,300,000
  1,000,000   San Juan Regional Medical Center,
                 (LOC: Scotia Bank)
                 0.350%, 2/11/10                                       1,000,000
  2,000,000   SE Christian Church KY, (LOC:
                 JP Morgan Chase Bank) Ser 2003,
                 0.400%, 1/7/10                                        2,000,000
  1,770,000   Secor Realty Inc, (LOC: National
                 City Bank) 0.330%, 1/7/10                             1,770,000
  2,785,000   Sheboygan Falls WI Indl Rev
                 (HTT Inc), (LOC: US Bank N.A.)
                 Ser 2007, 0.530%, 1/7/10                              2,785,000
    600,000   Simba USA LLC Project, (LOC:
                 US Bank N.A.) Ser 2003,
                 0.480%, 1/7/10                                          600,000
  1,710,000   Southwestern IL Dev Auth IDR
                 (Mattingly Lumber), (LOC: FHLB)
                 Ser 2005, 0.530%, 1/7/10                              1,710,000
  1,925,000   Springfield MO Redev Auth Rev
                 (Univ Plaza Hotel), (LOC: Bank
                 of America N.A.) Ser 2003,
                 0.430%, 1/7/10                                        1,925,000
  3,400,000   St Paul MN Port Auth Dist, (LOC:
                 Deutsche Bank A.G.) Ser 2009,
                 0.280%, 1/7/10                                        3,400,000
  1,780,000   St Pauls Episcopal Church of
                 Indianapolis IN, (LOC: JP Morgan
                 Chase Bank) Ser 2008,
                 0.300%, 1/6/10                                        1,780,000
  2,035,000   SW OH Water Company, (LOC:
                 PNC Bank N.A.) 0.570%, 1/7/10                         2,035,000
  1,590,000   Team Rahal Pittsburgh, (LOC:
                 PNC Bank N.A.) 0.570%, 1/1/10                         1,590,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                              MARKET
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 39.2%
              (CONTINUED)
$ 1,600,000   Upper IL River Valley Dev Auth
                 IDR, (LOC: LaSalle Bank N.A.)
                 Ser 2003, 0.400%, 1/7/10                           $  1,600,000
  1,165,000   WA St Hsg Fin Commn MFH Rev
                 (Brittany PK Pj-B), (LOC: FNMA)
                 Ser 1996, 0.370%, 1/7/10                              1,165,000
  3,000,000   Winnebago Co IL Indl Dev, (LOC:
                 FHLB) Ser 2001, 0.380%, 1/7/10                        3,000,000
  2,525,000   Yuengling Beer Company Inc,
                 (LOC: PNC Bank N.A.) Ser 99A,
                 0.500%, 1/1/10                                        2,525,000
--------------------------------------------------------------------------------

              TOTAL VARIABLE RATE DEMAND NOTES                      $144,368,000
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 99.3%
              (Cost $365,996,385)                                   $365,996,385

              OTHER ASSETS IN EXCESS
              OF LIABILITIES -- 0.7%                                   2,430,833
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                  $368,427,218
================================================================================

PORTFOLIO ABBREVIATIONS:

BANS -- Bond Anticipation Notes
CDA -- Communities Development Authority
CSD -- City School District
EDR -- Economic Development Revenue
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corp.
FNMA -- Federal National Mortgage Association
FRN -- Floating Rate Note
HFA -- Housing Finance Authority/Agency
HFC -- Housing Finance Corp.
IDA -- Industrial Development Authority/Agency
IDR -- Industrial Development Revenue
LOC -- Letter of Credit
LTGO -- Limited Tax General Obligation
MFH -- Multi-Family Housing
PLC -- Public Limited Company
UTGO -- Unlimited Tax General Obligation

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

VALUATION INPUTS AT REPORTING DATE

DESCRIPTION                     LEVEL 1          LEVEL 2        LEVEL 3           TOTAL
------------------------------------------------------------------------------------------
Variable Rate
  Demand Notes                $       --      $144,368,000    $       --      $144,368,000
Corporate Bonds                       --       118,257,738            --       118,257,738
U.S. Government
  Agency Obligations                  --        34,906,547            --        34,906,547
Municipal Bonds                       --        29,624,477            --        29,624,477
Commercial Paper                      --         8,999,880            --         8,999,880
Certificates of Deposit/
  Time Deposits                       --        29,839,743            --        29,839,743
                              ------------------------------------------------------------
                                                                              $365,996,385

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund -- December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                              MARKET
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 34.1%
$   995,000   Bank of America, 4.500%, 8/1/10                       $  1,012,593
    200,000   Bank of New York Mellon,
                 0.680%, 2/5/10                                          200,090
    600,000   Bayloff Properties LLC, (LOC:
                 National City Bank) Ser 1998,
                 0.430%, 1/7/10                                          600,000
    135,000   Bear Stearns Company (JPM),
                 4.500%, 10/28/10                                        138,741
    150,000   Bear Stearns Company (JPM),
                 5.850%, 7/19/10                                         154,070
  1,150,000   BP Capital Markets PLC FRN,
                 4.880%, 3/15/10                                       1,160,050
  2,000,000   BP Capital Markets PLC FRN,
                 0.460%, 3/17/10                                       2,000,997
    850,000   Brooklane Community Church,
                 (LOC: US Bank N.A.) 0.800%, 1/7/10                      850,000
  5,198,100   Campus Research Corp, (LOC:
                 Wells Fargo Bank N.A.) Ser A,
                 0.290%, 1/7/10                                        5,198,100
  1,250,000   Canada Mortgage & Housing,
                 3.880%, 4/1/10                                        1,258,890
    750,000   Caterpillar Financial Services
                 Corp, 5.650%, 12/15/10                                  784,820
  3,485,000   Caterpillar Financial Services
                 Corp, 4.150%, 1/15/10                                 3,489,355
    300,000   Caterpillar Financial Services
                 Corp, 5.050%, 12/1/10                                   311,719
    640,000   Century Motors Acura (Elizabeth
                 Connelley Trust), (LOC: US Bank
                 N.A.) Ser 00-1, 0.800%, 1/7/10                          640,000
  1,550,000   CFM International Inc, (GTD: General
                 Electric) Ser 99-A, 0.350%, 1/1/10                    1,550,000
    185,000   Connelly & Brueshaber #1, (LOC:
                 US Bank N.A.) Ser 2007,
                 0.800%, 1/7/10                                          185,000
    125,000   Connelly/Brueshaber Partnership,
                 (LOC: US Bank N.A.) Ser 2000,
                 1.200%, 1/7/10                                          125,000
    500,000   ConocoPhillips, 8.750%, 5/25/10                            516,802
  3,680,000   Credit Suisse FB USA Inc,
                 4.125%, 1/15/10                                       3,683,981
  2,045,000   Credit Suisse FB USA Inc,
                 4.875%, 8/15/10                                       2,095,074
    300,000   Deutsche Bank AG London,
                 5.000%, 10/12/10                                        309,871
    200,000   Dublin Building LLC, (LOC: National
                 City Bank) Ser 1997, 0.430%, 1/7/10                     200,000
  2,325,000   E.I. du Pont de Nemours &
                 Company, 4.125%, 4/30/10                              2,352,080
    350,000   Export Development Canada,
                 4.625%, 4/1/10                                          353,160
  2,100,000   Ferriot Inc, (LOC: FHLB) Ser 1999,
                 0.570%, 1/7/10                                        2,100,000
  4,829,000   General Electric Capital Corp,
                 7.375%, 1/19/10                                       4,843,116
    237,000   General Electric Capital Corp,
                 Ser A, 0.290%, 1/1/10                                   236,854
    300,000   Georgia Power Company, Ser S,
                 4.000%, 1/15/11                                         309,839
  1,650,000   Goldman Sachs Group Inc FRN,
                  0.460%, 3/2/10                                       1,647,385
  3,330,000   Grasshopper Investments 144a,
                 (LOC: US Bank N.A.) Ser 2004,
                 0.800%, 1/7/10                                        3,330,000
    450,000   Hyde Park United Methodist
                 Church, (LOC: US Bank N.A.)
                 Ser 2002, 0.800%, 1/7/10                                450,000
  5,126,000   Lee Family Partnership, (LOC: FHLB)
                 Ser 2004, 0.500%, 1/7/10                              5,126,000
    370,000   MBE Investment Company LLC,
                 (LOC: FHLB) 0.800%, 1/7/10                              370,000
  4,700,000   Mellon Funding Corp,
                 6.375%, 2/15/10                                       4,725,591
    100,000   Merrill Lynch & Company,
                 Ser MTNC, 4.250%, 2/8/10                                 99,872
  2,000,000   National City Bank, 4.500%, 3/15/10                      2,015,882
  1,850,000   NGSP Inc, (LOC: Bank of America
                 N.A.) Ser 2006, 0.300%, 1/7/10                        1,850,000
  8,115,000   NSTAR, 8.000%, 2/15/10                                   8,167,278
  5,435,000   OSF Finance Company LLC,
                 (LOC: National City Bank)
                 0.290%, 1/7/10                                        5,435,000
  1,015,000   Pittsburgh Technical Institute,
                 (LOC: Wells Fargo Bank N.A.)
                 Ser 1999, 0.290%, 1/7/10                              1,015,000
  1,516,000   Progress Industrial Properties,
                 (Confirming LOC: FHLB)
                 1.000%, 1/7/10                                        1,516,000
    600,000   Rise Inc, (LOC: Wells Fargo Bank
                 N.A.) Ser 2002, 0.550%, 1/7/10                          600,000
  1,000,000   Rock Spring Club, (LOC: PNC
                 Bank N.A.) Ser 2000,
                 0.570%, 1/7/10                                        1,000,000
    500,000   Royal Bank of Canada,
                 4.125%, 1/26/10                                         501,263
  1,765,000   Schmitz Ready Mix Inc, (LOC: US
                 Bank N.A.) 1.070%, 1/7/10                             1,765,000
  2,205,000   St James Properties, (LOC: FHLB)
                 Ser 2004, 0.800%, 1/7/10                              2,205,000
    865,000   Stonehedge Enterprises, (LOC:
                 FHLB) 0.670%, 1/7/10                                    865,000
    305,000   Toyota Motor Credit Corp,
                 4.250%, 3/15/10                                         307,012
    270,000   Toyota Motor Credit Corp FRN,
                 Ser B, 0.290%, 2/26/10                                  269,823
    156,000   US Bancorp, 4.500%, 7/29/10                                158,957
  2,000,000   Wal-Mart Stores Inc,
                 4.000%, 1/15/10                                       2,002,262

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                              MARKET
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 34.1% (CONTINUED)
$ 3,000,000   Wells Fargo & Company,
                 4.200%, 1/15/10                                    $  3,002,206
  2,125,000   Wells Fargo & Company,
                 4.625%, 8/9/10                                        2,169,217
    545,000   West Point Market Inc, (LOC:
                 FHLB) Ser 2000, 1.050%, 1/7/10                          545,000
    500,000   Westgate Investment Fund, (LOC:
                 Wells Fargo Bank N.A.) Ser 2005,
                 0.240%, 1/7/10                                          500,000
    530,000   Windsor Med Ctr, (LOC: FHLB)
                 Ser 1997, 0.570%, 1/7/10                                530,000
  2,890,000   Yankee Hill Housing LP, (LOC: Wells
                 Fargo Bank N.A.) Ser 2005,
                 0.290%, 1/7/10                                        2,890,000
--------------------------------------------------------------------------------

              TOTAL CORPORATE BONDS                                 $ 91,718,950
--------------------------------------------------------------------------------

              MUNICIPAL BONDS -- 5.2%
  2,200,000   AMP OH Elec Rev UTGO BANS,
                 Class B, 2.000%, 10/28/10                             2,209,041
  1,000,000   Butler Cnty OH LTGO BANS,
                 1.650%, 2/5/10                                        1,000,000
  1,400,000   Columbus IN Sch Bldg Corp
                 Rev BANS,Ser 2009,
                 2.000%, 3/1/10                                        1,400,000
  2,400,000   Franklin Co OH Spl Oblig BANS,
                 3.100%, 3/12/10                                       2,403,563
    800,000   Gahanna-Jefferson CSD OH
                 UTGO BANS,3.000%, 3/10/10                               800,735
  3,800,000   Ramapo NY UTGO BANS,Class B,
                 2.000%, 12/15/10                                      3,822,514
  2,500,000   Woodbridge CT UTGO BANS,
                 2.000%, 8/26/10                                       2,502,711
--------------------------------------------------------------------------------

              TOTAL MUNICIPAL BONDS                                 $ 14,138,564
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.5%
    100,000   FHLB, 0.800%, 4/21/10                                      100,064
    100,000   FHLB, 2.375%, 4/30/10                                      100,586
  2,000,000   FHLB, 4.750%, 8/13/10                                    2,052,159
    475,000   FHLB, 7.375%, 2/12/10                                      478,750
    130,000   FHLMC, 7.000%, 3/15/10                                     131,715
    400,000   FNMA, 4.250%, 1/19/10                                      400,768
  9,310,689   Overseas Private Investment
                 Corp , 0.160%, 1/6/10                                 9,310,689
  5,000,000   Overseas Private Investment
                 Corp., 0.160%, 3/15/17                                5,000,000
  6,300,000   Overseas Private Investment
                 Corp., 0.160%, 3/15/17                                6,300,000
 12,400,000   Overseas Private Investment
                 Corp. FRN COP, 0.160%, 1/6/10 12,400,000
--------------------------------------------------------------------------------

              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                    $ 36,274,731
--------------------------------------------------------------------------------

 PRINCIPAL                                                              MARKET
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              COMMERCIAL PAPER -- 5.6%
$ 8,477,000   BNP Paribas Finance Inc CP,
                 %, 1/4/10                                          $  8,476,986
  6,500,000   Toyota Motor Credit Corp CP,
                 %, 1/4/10                                             6,499,913
--------------------------------------------------------------------------------

              TOTAL COMMERCIAL PAPER                                $ 14,976,899
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 41.3%
  3,150,000   Agra Enterprises LLC, (LOC: US
                 Bank N.A.) 0.800%, 1/7/10                             3,150,000
    100,000   Alachua Co FL HFA MFH Rev
                 (Brookside Apts), (LOC: FNMA)
                 Ser 2002, 0.420%, 1/6/10                                100,000
  1,145,000   Alameda Co CA IDA Rev
                 (Golden West Paper), (LOC:
                 Comerica Bank) Ser 2008,
                 0.550%, 1/7/10                                        1,145,000
  1,950,000   Andrew W Mellon Foundation NY,
                 Ser 2008, 0.330%, 1/7/10                              1,950,000
    500,000   Berks Co PA IDA Rev, (LOC:
                 Wachovia Bank N.A.) Ser 1996,
                 0.290%, 1/6/10                                          500,000
    730,000   CA Infra & Econ Dev Bk IDR
                 (Studio Moulding), (LOC:
                 Comerica Bank) Ser 2001,
                 3.750%, 1/7/10                                          730,000
    305,000   Carmel IN IDR (Telamon Corp),
                 (LOC: Bank of America N.A.)
                 Ser 1996, 0.430%, 1/7/10                                305,000
    275,000   Carmel IN IDR (Telamon Corp)
                 Ser 1996 B, (LOC: Bank of
                 America N.A.) Ser 1996,
                 0.430%, 1/7/10                                          275,000
    495,000   CO HFA REV, (LOC: US Bank N.A.)
                 Ser 2007, 1.000%, 1/7/10                                495,000
    200,000   Concordia College, (LOC: Bank of
                 America N.A.) 0.300%, 1/1/10                            200,000
  2,665,000   D & I Properties LLC, (LOC: Wells
                 Fargo Bank N.A.) Ser 2004,
                 0.500%, 1/6/10                                        2,665,000
  2,175,000   Diaz-Upton LLC, (LOC: State
                 Street Bank) 0.290%, 1/1/10                           2,175,000
  1,500,000   District of Columbia Rev
                 (Pew Charitable), (LOC: PNC
                 Bank N.A.) Ser 2008,
                 0.250%, 1/7/10                                        1,500,000
  5,605,000   Driftwood Landing Corp, (LOC:
                 National City Bank)
                 0.330%, 1/7/10                                        5,605,000
    558,000   Fitch Denney Funeral Home,
                 (LOC: FHLB) 0.580%, 1/7/10                              558,000
    310,000   FL HFC MFH (Avalon Reserve),
                 (LOC: FNMA) 0.450%, 1/7/10                              310,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                              MARKET
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 41.3%
              (CONTINUED)
$   150,000   FL HFC Rev (Valencia), (LOC:
                 FNMA) Ser 1999 G-2,
                 0.420%, 1/6/10                                     $    150,000
    370,000   FL Hsg Fin Corp Rev (Heritage),
                 (LOC: FNMA) Ser 1999,
                 0.420%, 1/6/10                                          370,000
    540,000   Goson Project, (LOC: FHLB) Ser 1997,
                 0.570%, 1/7/10                                          540,000
    220,000   Halton Group Americas Inc,
                 (LOC: US Bank N.A.) Ser 2007,
                 0.480%, 1/7/10                                          220,000
    315,000   Iowa Fin Auth Multi Family Dev,
                 (LOC: FHLB) Ser 2006,
                 0.680%, 1/7/10                                          315,000
  1,900,000   Jacksonville FL Ed Facs Rev,
                 (LOC: Wachovia Bank N.A.)
                 Ser 2004, 0.320%, 1/7/10                              1,900,000
  9,000,000   Jacksonville FL Health Auth
                 Hosp Facs Rev, (LOC: Bank
                 of America N.A.) Ser 2003 A,
                 0.080%, 1/1/10                                        9,000,000
    855,000   JL Capital One LLC, (LOC: Wells
                 Fargo Bank N.A.) 0.290%, 1/7/10                         855,000
  4,855,000   Kamps Capital LLC, (LOC: FHLB)
                 Ser 2003, 0.390%, 1/7/10                              4,855,000
  1,400,000   KS St Dev Fin Auth Rev, (LOC:
                 FHLB) Ser 2002, 0.430%, 1/7/10                        1,400,000
    320,000   La Crosse WI IDR (GGP Inc),
                 (LOC: Wells Fargo Bank N.A.)
                 Ser 2007 B, 0.290%, 1/7/10                              320,000
    370,000   Lake Oswego OR Redev Agy
                 Tax Incrmnt Rev, (LOC: Wells
                 Fargo Bank N.A.) 0.290%, 1/7/10                         370,000
  7,485,000   Lexington Financial Services,
                 (LOC: LaSalle Bank)
                 0.300%, 1/7/10                                        7,485,000
  2,030,000   Livingston Co NY IDA Civic
                 Fac Rev, (LOC: HSBC) Ser 2007,
                 0.650%, 1/7/10                                        2,030,000
  1,800,000   Long Beach CA REV, (LOC: Allied
                 Irish Bank) Ser 2004,
                 1.250%, 1/7/10                                        1,800,000
    900,000   Mason City Clinic, (LOC: Wells
                 Fargo Bank N.A.) Ser 1992,
                 0.380%, 1/6/10                                          900,000
    950,000   MI St Hsg Dev Auth Multi-Family
                 Rev (Canterbury Apts),
                 (LOC: FHLB) Ser 2003,
                 0.380%, 1/7/10                                          950,000
  3,850,000   MI St Strategic Fd Ltd Oblig Rev
                 (MOT LLC - Ser B), (LOC:
                 JP Morgan Chase Bank)
                 Ser 2004 B, 0.180%, 1/7/10                            3,850,000
  7,000,000   Miami-Dade Co FL IDA IDR
                 (Dolphin Stadium Pj),
                 (LOC: Societe Generale)
                 0.340%, 1/6/10                                        7,000,000
  4,100,000   Midwestern Univ Ill Ed Ln,
                 (LOC: Royal Bank of Canada)
                 0.300%, 1/7/10                                        4,100,000
  1,958,000   Mill St Village LLC, (LOC: FHLB)
                 0.720%, 1/7/10                                        1,958,000
    730,000   Montgomery Co NY IDA Rev
                 (CNB Fin Corp), (LOC: FHLB)
                 Ser 1996 A, 0.900%, 1/7/10                              730,000
  5,840,000   Mountain Agency Inc, (LOC:
                 US Bank N.A.) 0.480%, 1/7/10                          5,840,000
    595,000   New York NY IDA Civic Fac
                 Rev, (LOC: HSBC) Ser 2006,
                 1.400%, 1/7/10                                          595,000
  5,160,000   OH St Higher Edl Fac Rev,
                 (SPA: Landesbank
                 Hessen-Thuringen) Ser 2002,
                 0.100%, 1/1/10                                        5,160,000
  1,250,000   Plymouth WI IDR REV, (LOC: FHLB)
                 Ser 1998, 0.490%, 1/7/10                              1,250,000
  6,300,000   Raleigh NC COP, (LOC: Wachovia
                 Bank N.A.) 0.240%, 1/6/10                             6,300,000
    725,000   Richland Cnty Mont Hosp Rev
                 (Sidney Hlth), (LOC: Allied
                 Irish Bank PLC) Ser 2007,
                 3.230%, 1/7/10                                          725,000
    720,000   San Juan Regional Medical
                 Center, (LOC: Scotia Bank)
                 0.350%, 2/11/10                                         720,000
  4,220,000   Springfield MO Redev Auth Rev
                 (Univ Plaza Hotel), (LOC: Bank
                 of America N.A.) Ser 2003,
                 0.430%, 1/7/10                                        4,220,000
  1,535,000   St Paul MN Port Auth Dist,
                 (LOC: Deutsche Bank A.G.)
                 0.280%, 1/7/10                                        1,535,000
    100,000   Terre Haute IN Intl Arprt Auth
                 Rev (Tri Aerospace), (LOC:
                 Northern Trust) Ser 2001,
                 1.230%, 1/7/10                                          100,000
    945,000   WA St HFC MFH Rev (Brittany Park),
                 (LOC: FNMA) Ser 1998,
                 0.370%, 1/7/10                                          945,000
  1,400,000   WA St Hsg Fin Commn MFH Rev
                 (Vintage Pj), (LOC: FNMA)
                 Ser 2003 B, 0.370%, 1/7/10                            1,400,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                              MARKET
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

              VARIABLE RATE DEMAND NOTES -- 41.3%
              (CONTINUED)
$ 3,032,000   WA St Hsg Fin Commn Nonprofit
                 Hsg Rev, (LOC: Wells Fargo
                 Bank N.A.) Ser 1999,
                 0.350%, 1/1/10                                     $  3,032,000
    491,000   WAI Enterprises LLC, (LOC: FHLB)
                 Ser 2004, 0.800%, 1/7/10                                491,000
    435,000   Washington MO IDA Indl Rev,
                 (LOC: US Bank N.A.) Ser 2006,
                 0.300%, 1/7/10                                          435,000
  3,800,000   West Covina CA PFA Tax Allocation
                 Rev, (LOC: Allied Irish Bank PLC)
                 Ser 1999, 0.800%, 1/7/10                              3,800,000
  1,775,000   Yuengling Beer Company Inc,
                 (LOC: PNC Bank N.A.) Ser 99A,
                 0.500%, 1/1/10                                        1,775,000
--------------------------------------------------------------------------------

              TOTAL VARIABLE RATE DEMAND NOTES                      $111,084,000
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 99.7%
              (Cost $268,193,144)                                   $268,193,144

              OTHER ASSETS IN EXCESS
              OF LIABILITIES -- 0.3%                                     933,174
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                  $269,126,318
================================================================================

PORTFOLIO ABBREVIATIONS:

BANS -- Bond Anticipation Notes
COP -- Certificates of Participation
CSD -- City School District
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corp.
FNMA -- Federal National Mortgage Association
FRN -- Floating Rate Note
HFA -- Housing Finance Authority/Agency
HFC -- Housing Finance Corp.
IDA -- Industrial Development Authority/Agency
IDR -- Industrial Development Revenue
LOC -- Letter of Credit
LTGO -- Limited Tax General Obligation
MFH -- Multi-Family Housing
PFA -- Public Finance Authority
PLC -- Public Limited Company
UTGO -- Unlimited Tax General Obligation

144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities were valued at $3,330,000 or 1.2% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

VALUATION INPUTS AT REPORTING DATE

DESCRIPTION                LEVEL 1     LEVEL 2        LEVEL 3           TOTAL
--------------------------------------------------------------------------------
Variable Rate
  Demand Notes           $      --   $111,084,000    $      --      $111,084,000
Corporate Bonds                 --     91,718,950           --        91,718,950
U.S. Government
  Agency Obligations            --     36,274,731           --        36,274,731
Commercial Paper                --     14,976,899           --        14,976,899
Municipal Bonds                 --     14,138,564           --        14,138,564
                         -------------------------------------------------------
                                                                    $268,193,144

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Notes to Portfolios of Investments
December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION

Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional Money Market Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

The Funds have adopted FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 -- quoted prices in active markets for identical securities

o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2009, for each Fund's investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

PORTFOLIO SECURITIES LOANED

As of December 31, 2009, the High Yield Fund had loaned corporate bonds having a fair value of approximately $44,439 and had received collateral valued at $47,000 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The High Yield Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities

--------------------------------------------------------------------------------

Touchstone Investment Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS

The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principle payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

INVESTMENT INCOME

Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION

As of December 31, 2009, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

                                                                        NET
                                       GROSS           GROSS        UNREALIZED
                      FEDERAL       UNREALIZED      UNREALIZED     APPRECIATION
                      TAX COST     APPRECIATION    DEPRECIATION   (DEPRECIATION)
--------------------------------------------------------------------------------

Core Bond Fund       $45,867,170    $ 1,142,845    $(2,023,943)    $  (881,098)
High Yield Fund      $95,987,997    $ 4,091,705    $(1,887,798)    $ 2,203,907

SUBSEQUENT EVENTS

The Funds evaluated subsequent events from December 31, 2009, the date of these financial statements, through March 1, 2010, the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds' financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Investment Trust


By:    /s/ Jill T. McGruder
       --------------------
Name:  Jill T. McGruder
Title: President

Date:    February 23, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:    February 23, 2010